SIGNIFICANT ACCOUNTING POLICIES - Computation of Earnings Per Share, Six Months Ended (Details) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Notes to Financial Statements
Loss (numerator)	$ (908,755)	$ (753,629)
Shares (denominator)	345,220,252	272,506,792
Basic and diluted loss per share	$ 0.00	$ 0.00